BALANCE SHEET COMPONENTS (Details Narrative) - Notable Labs Inc [Member] - USD ($)	1 Months Ended	12 Months Ended
	Oct. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Employee Retention Credit			$ 1,000,000.0
Prepaid and other current assets		$ 1,200,000	1,300,000
Other receivables			700,000
Depreciation		323,000	326,000
Investment in SAFE		1,500,000	1,500,000
Impairment losses		0	0
Simple Agreement Future Equity [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Investment in SAFE		$ 1,500,000	$ 1,500,000
Issuance initial public offering	$ 1,500,000
Simple Agreement Future Equity [Member] | Preferred Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Investment in SAFE	$ 1,500,000